Finance Costs (Details) - Schedule of Components of Finance Costs - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Finance costs – other than related parties
Interest on finance costs					$ 110,714	$ 64,844
Change in fair value of preferred stock warrant	$ 5,704,739	$ 210,123	$ 5,284,494	$ 840,490		455,265
Change in fair value of convertible promissory note		308,832		308,832	944,727
Change in fair value of senior subordinated convertible promissory notes					9,312,177
Change in fair value of derivative financial instrument			3,465,293		14,373,856
Note issue expenses			1,564,210		961,628
Bank charges	4,990	32,181	28,920	67,047	85,434	66,218
Other borrowings cost	44,122	241,872	92,727	298,772	331,533	25,535
Total	8,392,470	1,296,445	13,628,832	2,862,702	27,570,752	3,351,077
Finance costs – to related parties
Interest on vehicle loans	12,426	10,674	38,203	79,081	64,844	110,714
Total	12,426	10,674	38,203	79,081	64,844	110,714
Interest on vehicle loans [Membe]
Finance costs – other than related parties
Interest on finance costs	97,341	100,486	288,279	510,561	620,211	1,757,068
Interest on finance leases [Member]
Finance costs – other than related parties
Interest on finance costs	152,659	203,115	469,140	637,164	844,424	1,046,991
Interest on subcontractor liability [Member]
Finance costs – other than related parties
Interest on finance costs	$ 23,435	$ 73,261	$ 70,585	$ 73,261	$ 96,762